Income Tax Expense - Summary of Tax Loss Carry Forward (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 401,673	€ 380,522
Not More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 11,827	€ 7,720
Expiration Date	2026-2030	2025-2029
More than Five Years [Member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 181	€ 127
Expiration Date	2030	2029
No expiration [member]
Disclosure Of Tax Loss Carryforwards [line items]
Total	€ 389,665	€ 372,675